Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventories
	December 31
	2021	2022
	US$ thousands

Raw materials and components	57,156	71,861
Products in process	11,186	12,417
Finished products	7,411	3,707
	75,753	87,985